Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM Enterprises LLC [Member]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	September 30, 2023	December 31, 2022
Accrued vendor payments	$11,542	$4,510
Accrued ERC payments	9,044	8,909
Accrued employee-related expenses	7,406	6,473
Accrued engine expenses	—	1,139
Accrued tax expenses	295	526
Other	522	220

	$28,809	$21,777

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2022	2021
Accrued vendor payments	$4,510	$850
Accrued ERC payments	8,909	3,149
Accrued employee-related expenses	6,473	2,944
Accrued engine expenses	1,139	1,537
Accrued tax expenses	526	262
Other	220	183

	$21,777	$8,925